UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MUNICIPAL BONDS (100.0%)

Bridgewater Township NJ BAN	3.000%	10/6/2005	$9,630	$9,705
Burlington County NJ BAN	3.500%	3/2/2006	15,800	15,971
Burlington County NJ VRDO	1.880%	3/7/2005 (2)*	5,380	5,380
Delaware River & Bay Auth. New Jersey Rev. VRDO	1.820%	3/7/2005 (2)	12,200	12,200
Essex County NJ Improvement Auth. Lease Rev. TOB VRDO	1.880%	3/7/2005 (1)*	7,500	7,500
Essex County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	1.830%	3/7/2005 LOC	40,350	40,350
Gloucester County NJ BAN	3.250%	10/25/2005	11,500	11,607
Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	1.530%	3/1/2005	37,150	37,150
Hopewell Township NJ BAN	3.000%	11/18/2005	18,117	18,251
Middlesex County NJ BAN	2.750%	6/22/2005	44,500	44,659
Middlesex County NJ BAN	3.250%	1/9/2006	35,000	35,340
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	1.830%	3/7/2005 LOC	57,865	57,865
Monroe Township NJ BAN	3.500%	2/21/2006	9,980	10,092
Montclair Township NJ BAN	2.750%	5/27/2005	13,612	13,638
Montclair Township NJ BAN	3.000%	5/27/2005	5,847	5,862
Moorestown Township NJ BAN	3.000%	5/27/2005	12,775	12,818
Morris County NJ BAN	2.500%	6/21/2005	8,150	8,173
Mount Laurel Township NJ BAN	3.000%	5/27/2005	7,467	7,485
New Jersey Building Auth. Rev. TOB VRDO	1.870%	3/7/2005 (1)*	42,405	42,405
New Jersey COP TOB VRDO	1.900%	3/7/2005 (2)*	10,395	10,395
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	2.100%	5/2/2005	5,000	5,000
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	2.100%	5/2/2005	50,000	50,000
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev. TOB VRDO	1.890%	3/7/2005 (1)*	2,555	2,555
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	1.770%	3/7/2005 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	1.770%	3/7/2005 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Columbia Univ. Project) CP	1.820%	3/10/2005	8,175	8,175
New Jersey Econ. Dev. Auth. Rev. (Hamilton YMCA) VRDO	1.870%	3/7/2005 LOC	5,305	5,305
New Jersey Econ. Dev. Auth. Rev. (Hoffman-La Roche) VRDO	1.800%	3/1/2005 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	1.830%	3/7/2005 LOC	6,000	6,000
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	1.550%	3/1/2005	22,400	22,400
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	1.720%	3/1/2005	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	1.880%	3/7/2005 (1)*	15,725	15,725
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	1.880%	3/7/2005 (1)*	6,075	6,075
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	1.880%	3/7/2005 (1)*	9,455	9,455
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	1.890%	3/7/2005 (1)*	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.820%	3/7/2005	6,725	6,725
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.840%	3/7/2005	4,100	4,100
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.840%	3/7/2005	7,700	7,700
New Jersey Econ. Dev. Auth. Rev. (Russell Berrie) VRDO	1.750%	3/7/2005 LOC	7,000	7,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.870%	3/7/2005 (3)*	9,720	9,720
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.890%	3/7/2005 (3)*	5,185	5,185
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.890%	3/7/2005 (2)*	5,360	5,360
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.890%	3/7/2005 (2)*	11,385	11,385
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.890%	3/7/2005 (3)*	39,440	39,440
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.890%	3/7/2005 (3)*	4,400	4,400
New Jersey Econ. Dev. Auth. Rev. (Transp. Project) TOB VRDO	1.880%	3/7/2005 (4)*	7,465	7,465
New Jersey Econ. Dev. Auth. Rev. (United States Golf Association) VRDO	1.840%	3/7/2005 LOC	5,500	5,500
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO	1.660%	3/1/2005	4,900	4,900
New Jersey Econ. Dev. Auth. Water Fac. Rev. (New Jersey Water Co. Project) TOB VRDO	1.910%	3/7/2005 (3)*	4,850	4,850
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	1.780%	3/1/2005 (2)	17,100	17,100
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	1.830%	3/1/2005 (2)	12,000	12,000
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey) VRDO	1.820%	3/7/2005 (2)	32,100	32,100
New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	1.920%	3/7/2005 (2)	13,220	13,220
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	3.000%	7/1/2005	3,600	3,619
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	1.890%	3/7/2005 *	5,000	5,000
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	1.600%	3/1/2005	53,290	53,290
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	1.730%	3/1/2005	15,500	15,500
New Jersey GO TOB VRDO	1.890%	3/7/2005 *	24,200	24,200
New Jersey GO TOB VRDO	1.890%	3/7/2005 (3)*	33,245	33,245
New Jersey GO TOB VRDO	1.900%	3/7/2005 *	33,000	33,000
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRD	1.820%	3/7/2005 LOC	20,560	20,560
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.) VRDO	1.840%	3/7/2005 LOC	6,700	6,700
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.820%	3/7/2005 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.820%	3/7/2005 LOC	11,100	11,100
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.820%	3/7/2005 LOC	13,200	13,200
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	1.820%	3/7/2005 LOC	19,850	19,850
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	1.790%	3/7/2005 LOC	23,000	23,000
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	1.810%	3/7/2005 LOC	7,600	7,600
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	1.820%	3/7/2005 LOC	31,750	31,750
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson) VRDO	1.820%	3/7/2005 LOC	17,600	17,600
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health) VRDO	1.820%	3/7/2005 LOC	10,400	10,400
New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	1.880%	3/7/2005 (2)*	10,500	10,500
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	1.890%	3/7/2005 (7)*	15,915	15,915
New Jersey Housing & Mortgage Finance Agency Rev. TOB VRDO	1.910%	3/7/2005 (1)*	3,350	3,350
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	1.860%	3/7/2005	10,000	10,000
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	1.910%	3/7/2005	10,000	10,000
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	1.880%	3/7/2005 (1)*	6,935	6,935
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	1.880%	3/7/2005 (1)*	5,345	5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	1.800%	3/7/2005 (1)	2,000	2,000
New Jersey Sports & Exposition Auth. Rev. VRDO	1.830%	3/7/2005 (1)	15,835	15,835
New Jersey TRAN	3.000%	6/24/2005	16,600	16,674
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.860%	3/7/2005 (10)*	5,995	5,995
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.890%	3/7/2005 (4)*	7,095	7,095
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.890%	3/7/2005 (3)*	8,775	8,775
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.890%	3/7/2005 (3)*	26,200	26,200
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.890%	3/7/2005 (2)*	3,745	3,745
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.890%	3/7/2005 (3)*	5,380	5,380
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.890%	3/7/2005 (3)*	10,000	10,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.900%	3/7/2005 (1)*	10,000	10,000
New Jersey Transp. Trust Fund Auth. Rev. VRDO	1.890%	3/7/2005 (3)*	11,145	11,145
New Jersey Transp. Trust Fund Auth. Transp. System TOB VRDO	1.860%	3/7/2005 (4)*	21,995	21,995
New Jersey Turnpike Auth. Rev. TOB VRDO	1.870%	3/7/2005 (1)*	18,565	18,565
New Jersey Turnpike Auth. Rev. TOB VRDO	1.880%	3/7/2005 (1)*	8,150	8,150
New Jersey Turnpike Auth. Rev. TOB VRDO	1.890%	3/7/2005 (2)*	8,000	8,000
New Jersey Turnpike Auth. Rev. TOB VRDO	1.890%	3/7/2005 (2)*	6,825	6,825
New Jersey Turnpike Auth. Rev. VRDO	1.820%	3/7/2005 (3)LOC	118,750	118,750
New Jersey Turnpike Auth. Rev. VRDO	1.840%	3/7/2005 (4)	35,500	35,500
New Jersey Turnpike Auth. Rev. VRDO	1.840%	3/7/2005 (4)	10,900	10,900
New Jersey Turnpike Auth. Rev. VRDO	1.840%	3/7/2005 (4)	75,350	75,350
New Jersey Turnpike Auth. Rev. VRDO	1.890%	3/7/2005 (2)*	5,820	5,820
Port Auth. of New York & New Jersey CP	1.820%	3/9/2005	12,700	12,700
Port Auth. of New York & New Jersey CP	1.820%	3/11/2005	10,000	10,000
Port Auth. of New York & New Jersey CP	2.000%	4/11/2005	28,200	28,200
Port Auth. of New York & New Jersey CP	2.030%	4/12/2005	5,020	5,020
Princeton Township NJ BAN	1.800%	4/15/2005	7,099	7,102
Princeton Township NJ BAN	2.000%	4/15/2005	5,260	5,262
Princeton Univ. New Jersey CP	2.000%	5/26/2005	9,000	9,000
Raritan Township NJ BAN	2.750%	9/9/2005	7,835	7,883
Readington Township NJ BAN	3.000%	9/2/2005	10,000	10,046
Readington Township NJ BAN	3.500%	2/8/2006	17,000	17,191
Rutgers State Univ. New Jersey TOB VRDO	1.880%	3/7/2005 (3)*	4,680	4,680
Rutgers State Univ. New Jersey VRDO	1.730%	3/1/2005	90,425	90,425
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	1.850%	3/7/2005 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	1.900%	3/7/2005 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR (Exelon Project) CP	2.030%	5/11/2005	19,000	19,000
Union County NJ BAN	2.250%	4/29/2005	8,957	8,962
Union County NJ PCR (Exxon) VRDO	1.660%	3/1/2005	9,900	9,900
Union County NJ PCR (Exxon) VRDO	1.700%	3/1/2005	9,600	9,600
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	1.860%	3/7/2005 (2)	48,625	48,625
West Windsor Township NJ BAN	1.750%	3/2/2005	1	1

Outside New Jersey :
Puerto Rico Electric Power Auth. Rev. TOB PUT	1.880%	10/20/2005 (4)*	9,870	9,870
Puerto Rico Electric Power Auth. Rev. TOB VRDO	1.860%	3/7/2005 (4)*	10,000	10,000
Puerto Rico Govt. Dev. Bank CP	2.050%	3/7/2005	13,254	13,254
Puerto Rico Govt. Dev. Bank CP	2.030%	3/23/2005	13,464	13,464
Puerto Rico Govt. Dev. Bank CP	2.050%	3/23/2005	5,580	5,580
Puerto Rico Govt. Dev. Bank VRDO	1.780%	3/7/2005 (1)	100	100
Puerto Rico Highway & Transp. Auth. Rev. Grant Anticipation TOB VRDO	1.870%	3/7/2005 (1)*	5,240	5,240
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	1.870%	3/7/2005 (1)*	15,830	15,830
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	1.880%	3/7/2005 (3)*	5,160	5,160
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	1.880%	3/7/2005 (1)*	21,350	21,350
Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PU	1.300%	3/1/2005 *	9,275	9,275
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	1.860%	3/7/2005 (ETM)*	29,105	29,105
Puerto Rico Public Finance Corp. TOB VRDO	1.880%	3/7/2005 (11)*	9,963	9,963
Puerto Rico Public Finance Corp. TOB VRDO	1.930%	3/7/2005 (2)*	10,975	10,975
Puerto Rico TRAN	3.000%	7/29/2005	20,000	20,110

TOTAL MUNICIPAL BONDS
(Cost $2,141,692)				2,141,692

OTHER ASSETS AND LIABILITIES -- NET				(514)

NET ASSETS (100%)				$2,141,178

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of these securities was $621,923,000 representing 29.0% of net assets.

KEY TO ABBREVIATIONS

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond. TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.